Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax

	Year Ended December 31, 2022	Year Ended December 31, 2023	Year Ended December 31, 2024
	(in thousands)
Net Income before income taxes and share of results of equity method investments	$35,033	$70,590	$81,551
Tax charge in U.S. subsidiaries	5,052	3,200	3,157
Tax charge in U.K. subsidiaries	386	803	977
Tax charge in Polish subsidiary	171	(18)	26
Tax charge in Singapore subsidiary	—	6	47
Tax charge in Danish subsidiary	167	234	881
Tax charge in Maltese VIE ( See Note 9)	99	87	(724)
Withholding taxes	74	13	1
Total tax charge	$5,949	$4,325	$4,365
Breakdown of current/deferred tax expense
Current tax expense	$2,107	$1,951	$1,904
Deferred tax expense	3,842	2,374	2,461
Total tax charge	$5,949	$4,325	$4,365

Summary of Deferred Tax Assets and Liabilities
The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities as of December 31, 2024, and December 31, 2023, respectively are in the following table.

	December 31, 2023	December 31, 2024
	(in thousands)
Deferred tax asset
Net operating losses carry forwards	$13,522	$22,234
Other temporary differences	205	54
Total deferred tax assets	13,727	22,288
Less valuation allowance	—	—
Deferred tax asset, net of valuation allowance	13,727	22,288
Deferred tax liabilities
Investment in joint venture	20,002	31,709
Other temporary differences	741	56
Total deferred tax liabilities	20,743	31,765
Net deferred tax asset/(liability)	$7,016	$9,477